Equity - Schedule of Repurchase Activity Under Share Repurchase Program (Details) - Class A Ordinary Share [Member] - Repurchase Activity [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
February 2025:
Open market purchases, Total number of Class A Ordinary shares purchased	3,438,557
February 2025 [Member]
February 2025:
Open market purchases, Total number of Class A Ordinary shares purchased	1,644,809
Open market purchases, Average price paid per Class A Ordinary share (in Dollars per share) | $ / shares	$ 4.99
March 2025 [Member]
February 2025:
Open market purchases, Total number of Class A Ordinary shares purchased	1,160,258
Open market purchases, Average price paid per Class A Ordinary share (in Dollars per share) | $ / shares	$ 4.8
April 2025 [Member]
February 2025:
Open market purchases, Total number of Class A Ordinary shares purchased	586,036
Open market purchases, Average price paid per Class A Ordinary share (in Dollars per share) | $ / shares	$ 3.17
May 2025 [Member]
February 2025:
Open market purchases, Total number of Class A Ordinary shares purchased	47,454
Open market purchases, Average price paid per Class A Ordinary share (in Dollars per share) | $ / shares	$ 2.74